Business combinations (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Purchase Price Allocations [Table Text Block]
The following table summarizes management’s final fair market valuation of the assets acquired and liabilities assumed at the acquisition date based on the results of a valuation report issued by a third-party valuation firm.

Consideration allocated to:
Other tangible assets, including cash of $1,178	$9,116
Property, plant and equipment	905
Intangible assets subject to amortization over 3 to 10 years	7,729
Goodwill	18,542

Total assets acquired	36,292
Less: total liabilities	(6,594)

Total net assets acquired	$29,698

Consideration:
Payable to Clean Energy	$2,322
Common shares issued	24,091
Common shares to be issued	3,285

$29,698

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
The fair values for specifically identifiable intangible assets by major asset class are as set forth below.

	Assigned fair value	Weighted average amortization period
Customer relationships	$6,350	8 years
Core technology	160	10 years
Other intangibles	1,219	3 years

Total	$7,729	7 years

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited supplemental pro forma information presents the consolidated financial results as if the acquisition of BAF had occurred on January 1, 2012.  This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2012, nor are they indicative of any future results.

	Years ended December 31,
	2013	2012

Revenue	$171,281	$181,972
Net loss	$(189,448)	$(100,946)

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets	$685
Intangible assets subject to amortization over 8 years	832

Total assets acquired	1,517
Less: total liabilities	(392)

Total net assets acquired	$1,125

AFV [Member]
Schedule Of Purchase Price Allocations [Table Text Block]
The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Total tangible assets, including cash of $8	$2,161
Intangible assets subject to amortization over 8 years	2,638
Goodwill	2,701

Total assets acquired	7,500
Less: total liabilities	(3,561)

Total net assets acquired	$3,939

Consideration:
Cash	$2,558
Common shares	953
Contingent consideration payable	428

$3,939

Emer [Member]
Schedule Of Purchase Price Allocations [Table Text Block]
The Company obtained an independent third-party valuation of inventories, property and equipment, and intangible assets.  The fair value of the assets acquired and liabilities assumed are as follows:

Consideration allocated to:
Property, plant and equipment	$17,644
Other tangible assets, including cash of $11,073	60,532
Intangible assets subject to amortization over 5 to 20 years	32,954
Goodwill	50,774

Total assets acquired	161,904
Less:
Long-term debt	(83,272)
Other liabilities	(38,926)

Total net assets acquired	$39,706

Consideration:
Cash	$17,607
Common shares	22,099

$39,706